FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 415	$ 558
Financial assets at fair value through profit and loss	741	730
Subtotal financial assets	1,156	1,288
Non financial assets	28	31
Total assets	1,184	1,319
Financial liabilities at amortized cost	1,723	1,911
Financial liabilities at fair value through profit and loss		2
Subtotal financial liabilities	1,723	1,913
Non financial liabilities	9	4
Total liabilities	1,732	1,917
Trade And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	275	298
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	275	298
Non financial liabilities	9	4
Total liabilities	284	302
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,448	1,613
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	1,448	1,613
Non financial liabilities
Total liabilities	1,448	1,613
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit and loss		2
Subtotal financial liabilities		2
Non financial liabilities
Total liabilities		2
Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	279	437
Financial assets at fair value through profit and loss	7	22
Subtotal financial assets	286	459
Non financial assets	28	31
Total assets	314	490
Financial Assets At Amortized Cost [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	101	101
Financial assets at fair value through profit and loss
Subtotal financial assets	101	101
Non financial assets
Total assets	101	101
Financial Assets At Amortized Cost [Member] | Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	4	9
Financial assets at fair value through profit and loss
Subtotal financial assets	4	9
Non financial assets
Total assets	4	9
Financial Assets At Amortized Cost [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss		116
Subtotal financial assets		116
Non financial assets
Total assets		116
Financial Assets At Fair Value Through Profit And Loss [Member] | Government Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	389	279
Subtotal financial assets	389	279
Non financial assets
Total assets	389	279
Financial Assets At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	79
Subtotal financial assets	79
Non financial assets
Total assets	79
Financial Assets At Fair Value Through Profit And Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	123	187
Subtotal financial assets	123	187
Non financial assets
Total assets	123	187
Financial Assets At Fair Value Through Profit And Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	3	31
Subtotal financial assets	3	31
Non financial assets
Total assets	3	31
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	31	11
Financial assets at fair value through profit and loss	140	95
Subtotal financial assets	171	106
Non financial assets
Total assets	$ 171	$ 106